OTHER ASSETS -THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
OTHER ASSETS [Abstract]
Schedule of Other Assets
	As of December 31,
	2016	2017
	RMB	RMB
Deferred losses related to sales leaseback transactions (note 24)	-	251,751,659
Prepayments for purchase of property, plant and equipment	491,201,438	242,867,413
Prepayment for warranty insurance premium	103,714,696	112,969,373
Deposit for rent and others	-	77,447,776
Prepayment for land use rights	-	26,000,000
Deferred charges	22,863,614	-
Value-added tax recoverable for solar power plants	-	2,190,152
Total	617,779,748	713,226,373